Banking Facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Banking Facilities [Abstract]
Banking facilities

20. Banking facilities

As of June 30, 2025, total banking facilities available to the Group amounting to not less than US$140,000 (unaudited) are secured by a guarantee from a director of the Company for the short-term bank borrowings.

As of June 30, 2025, the Group had utilized the facilities in the amount of approximately US$140,000.

During the year ended December 31, 2024, the Group repaid all bank loans and cancelled all the banking facilities. Therefore, there was no banking facilities available to the Group as of December 31, 2024.

21. Banking facilities

Total banking facilities available to the Group amounting to not less than US$6,519,000 and Nil as of December 31, 2023 and December 31, 2024 are secured by:

–	a deed of charge over deposits executed by a related company for the bank overdrafts; and

–	guarantees from a subsidiary of the Company and a director of the Company for the short-term bank borrowings.

As of December 31, 2023, the Group had utilized the facilities in the amount of approximately US$2,686,000. During the year ended December 31, 2024, the Group repaid all bank loans and cancelled all the banking facilities. Therefore, there were no banking facilities available to the Group as of December 31, 2024.